Consolidated Segment Data	6 Months Ended
Jun. 30, 2024
Consolidated Segment Data [Abstract]
CONSOLIDATED SEGMENT DATA
22.	CONSOLIDATED SEGMENT DATA

Selected information by segment is presented in the following tables for the six months ended June 30, 2024 and 2023:

	For the six months ended June 30,
Revenues(1)	2024	2023
	(Unaudited)	(Unaudited)
Secured logistics	$15,761,944	$15,943,156
AI&Robotics solution	131,142	440,229
General security solutions	1,673,758	1,622,218
	$17,566,844	$18,005,603

(1)	Revenue excludes intercompany sales.

	For the six months ended June 30,
Operating loss	2024	2023
	(Unaudited)	(Unaudited)
Secured logistics	$770,737	$(1,101,369)
AI&Robotics solution	(894,556)	(8,320,982)
General security solutions	(109,979)	(542,569)
Corporate and others (1)	(1,848,064)	(1,936,908)
Operating profit (loss) from continuing operations	(2,081,862)	(11,901,828)
Total other income from four segments	312,342	77,665
Foreign exchange losses (gain), net:
- Secured logistics	(1,544)	(598,053)
- AI&Robotics solution	(30,030)	13,150
- Corporate and others	(17,467)	810
Finance costs:
- Secured logistics	(56,727)	(423,440)
- AI&Robotics solution	(17,427)	-
- General security solutions	(2,430)	-
- Corporate and others	(4,950)	(154,868)
Loss before income tax from continuing operations	(1,900,095)	(12,986,564)
Provision for income tax benefit (expense)	22,949	(874,431)
Net loss for the period from continuing operations	(1,877,146)	(13,860,995)
Net loss for the period from discontinued operations – Information security segment	38,719	11,562
Net loss for the period	(1,838,427)	(13,849,433)
Less: net profit (loss) attributable to the non-controlling interest	9,167	(30,214)
Net loss attributable to equity holders of the Company	$(1,847,594)	$(13,819,219)

(1)	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation, legal and professional fees and consultancy fees for the Company.

Depreciation and amortization by segment for six months ended June 30, 2024 and 2023 are as follows:

	For the six months ended June 30,
Depreciation and amortization:	2024	2023
	(Unaudited)	(Unaudited)
Secured logistics	$1,258,825	$1,570,069
AI&Robotics solution	173,368	924,219
General security solutions	124,729	124,713
	$1,556,922	$2,619,001

Total assets by segment as of June 30, 2024 and December 31, 2023 are as follows:

Total assets	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Secured logistics	$20,897,829	$21,613,383
Information security	-	201,963	*
AI&Robotics solution	2,296,023	3,127,857
General security solutions	3,697,691	2,836,403
Corporate and others	9,292,435	18,035,342
	$36,183,978	$45,814,948

*	As of December 31, 2023, the total assets for information security segment were presented as assets held for sale on the consolidated balance sheets.

Total non-current assets by geographical segment as of June 30, 2024 and December 31, 2023 are as follows:

Total non-current assets	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
The PRC (including Hong Kong and Macau)	$3,471,387	$3,289,170
Thailand	9,979,287	10,472,012
Other countries	15,861	933,174
	$13,466,535	$14,694,356